Fair Value Measurement - Summary of Assets and Liabilities Not Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Financial assets
Residential mortgages	$ 207,749	$ 207,271
Personal	43,058	40,937
Credit card	12,673	12,378
Business and government	109,555	97,766
Financial liabilities
Business and government	240,149	225,622
Bank	14,380	13,789
Secured borrowings	42,607	40,968
Subordinated indebtedness	4,080	3,209
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	12,719	0
HTM securities	0	2,422
Residential mortgages	205,856	206,123
Personal	42,559	40,438
Credit card	12,255	11,992
Business and government	92,493	83,178
Investment in equity-accounted associates	101	356
Financial liabilities
Personal	50,105	44,571
Business and government	122,101	119,262
Bank	10,003	8,568
Secured borrowings	42,742	41,057
Subordinated indebtedness	4,340	3,541
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	0	0
HTM securities	0	0
Residential mortgages	0	0
Personal	0	0
Credit card	0	0
Business and government	0	0
Investment in equity-accounted associates	0	192
Financial liabilities
Personal	0	0
Business and government	0	0
Bank	0	0
Secured borrowings	0	0
Subordinated indebtedness	0	0
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	12,283	0
HTM securities	0	2,422
Residential mortgages	0	0
Personal	0	0
Credit card	0	0
Business and government	0	0
Investment in equity-accounted associates	0	0
Financial liabilities
Personal	48,116	43,047
Business and government	120,612	117,461
Bank	10,003	8,568
Secured borrowings	38,612	37,995
Subordinated indebtedness	4,340	3,541
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	436	0
HTM securities	0	0
Residential mortgages	205,856	206,123
Personal	42,559	40,438
Credit card	12,255	11,992
Business and government	92,493	83,178
Investment in equity-accounted associates	101	164
Financial liabilities
Personal	1,989	1,524
Business and government	1,489	1,801
Bank	0	0
Secured borrowings	4,130	3,062
Subordinated indebtedness	$ 0	$ 0